Significant Accounting Policies - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019 USD ($) yr Age		Dec. 31, 2019 MXN ($) $ / $ yr Age		Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 USD ($) / $ $ / $ $ / €	Dec. 31, 2017 MXN ($) / $ $ / $ $ / €
Disclosure of changes in accounting estimates [line items]
Impairment charges of property plan and equipment									$ 1,098
Net sales		$ 10,198,000,000	[1]	$ 192,342	[2]		$ 181,823		182,850
Net income (loss)		670,000,000	[1]	$ 12,630	[2]		$ 15,070		(11,654)
Official exchange rate | $ / $				18.8600
Cash and cash equivalents maturity period						3 months	3 months
Amortization expense for agreements with customers				$ 273			$ 277		759
Investment in joint venture				0			0
Loss from equity financial asset classified at FVOCI		$ (11,000,000)	[1]	(216)	[2]		(1,039)		$ 0
Goodwill impairment loss				$ 0			$ 0
Minimum year of service for retirement benefits | yr		10		10
Minimum age for retirement benefits | Age		60		60
Distribution costs		$ 25,068				$ 23,421		$ 25,041
Profit sharing computation ratio on income		10.00%		10.00%
Income tax rate		30.00%		30.00%		30.00%	30.00%	30.00%	30.00%
Interest Income on Loans and Receivables		$ 5,000,000				$ 5,000,000		$ 4,000,000
Top of range [member]
Disclosure of changes in accounting estimates [line items]
Expected sales completeion term		1 year		1 year
Property, plant and equipment [member]
Disclosure of changes in accounting estimates [line items]
Impairment of long lived assets									$ 1,098
Distribution rights 1 [member]
Disclosure of changes in accounting estimates [line items]
Impairment of long lived assets									745
Glass Bottles [member]
Disclosure of changes in accounting estimates [line items]
Estimated useful life of bottles		3 years		3 years
PET Bottles [member]
Disclosure of changes in accounting estimates [line items]
Estimated useful life of bottles		1.5 years		1.5 years
Bottler agreement [member]
Disclosure of changes in accounting estimates [line items]
Intangible assets renewable term		10 years		10 years
Venezuela [member]
Disclosure of changes in accounting estimates [line items]
Extraordinary loss related to deconsolidation									28,176
Reclasification of previously recorded in accumulated foreign currency translation losses in equity									26,123
Impairment charges of distribution rights									745
Impairment charges of property plan and equipment									1,098
Fair value loss on the investment									210
Net sales									4,005
Net income (loss)									$ (2,223)
Official exchange rate | / $								22,793	22,793
Cumulative inflation percentage						100.00%	100.00%
Cumulative inflation period						three years	three years
Loss from equity financial asset classified at FVOCI				$ 216			$ 1,039
Mexico [member]
Disclosure of changes in accounting estimates [line items]
Income tax rate		30.00%		30.00%		30.00%	30.00%	30.00%	30.00%
Mexico [member] | Scenario Forecast [member]
Disclosure of changes in accounting estimates [line items]
Income tax rate	30.00%
United States of America, Dollars [member] | Venezuela [member] | DICOM [Member]
Disclosure of changes in accounting estimates [line items]
Official exchange rate | $ / $								25,000	25,000
Euro member countries, Euro (member) | Venezuela [member] | DICOM [Member]
Disclosure of changes in accounting estimates [line items]
Official exchange rate | $ / €								30,987	30,987

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 2.4.1